SCHEDULE OF SHARE BASED COMPENSATION FOR OPTIONS GRANTED (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected life	3 years 3 months 18 days
Dividend yield	0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life		9 months 18 days	1 year
Expected volatility	134.00%	94.00%	134.00%
Risk-free interest rate	3.28%	1.46%	0.32%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life		2 years 7 months 24 days	5 years
Expected volatility	174.00%	193.00%	211.00%
Risk-free interest rate	4.20%	3.71%	0.99%